Risks and Financial Instruments - Assets and liabilities in foreign currencies (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets in foreign currency [abstract]
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	R$ 122,242	R$ 1,413,276
Foreign trade receivables, net of loss allowance for expected credit losses and advances to foreign customers	1,324	307,829
Other assets	186,548	1,767,626
Asset exposure from subsidiaries held for sale	3,839,194
Assets in foreign currency	4,149,308	3,488,731
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(8,860,833)	(9,246,707)
Payables arising from imports, net of advances to foreign suppliers	(649,107)	(633,013)
Liabilities exposure from subsidiaries held for sale	884,402
Liabilities in foreign currency	(10,394,342)	(9,879,720)
Foreign currency hedging instruments	(2,933,572)	(4,837,554)
Foreign currency hedging instruments from subsidiaries held for sale	1,786,471
Net liability position – total	(1,524,991)	(1,553,435)
Net (liability) asset position – income statement effect	(498,604)	186,306
Net liability position – equity effect from subsidiaries held for sale	R$ (1,026,387)	R$ (1,739,741)